Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and other receivables
Schedule of Prepayment and other receivables

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Deposit receivable *	539,625	776,481
Value-added-tax deductible	53,437	143,338
Advance to suppliers	93,230	71,755
Advance to staff	42,343	47,332
Receivables for value-added-tax paid on behalf of wealth management products	6,881	455
Others	20,119	46,519

Less: impairment loss allowance	(2,968)	(7,276)
	752,667	1,078,604

Schedule of impairment loss allowance on prepayment and other receivables

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Beginning of the year	(1,332)	(3,349)	(2,968)
(Additions)/Reversals	(2,569)	2	(4,308)
Write-off	536	365	—
Exchange differences	16	14	—
End of the year	(3,349)	(2,968)	(7,276)